BUSINESS COMBINATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
BUSINESS COMBINATIONS AND DISPOSITIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

OXID ACQUISITION

        On August 29, 2013, we completed the acquisition of the chemical business of Oxid L.P. (the "Oxid Acquisition"), a privately-held manufacturer and marketer of specialty urethane polyols based in Houston, Texas. The acquisition cost of approximately $76 million consists of cash payments of approximately $66 million and contingent consideration of $10 million. The contingent consideration relates to an earn-out agreement which will be paid over two years if certain conditions are met. Related to this earn-out agreement, $6 million was paid during the three months ended March 31, 2014. The acquired business has been integrated into our Polyurethanes segment. Transaction costs charged to expense related to this acquisition were not significant.

        We have accounted for the Oxid Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Cash paid for acquisition	$66
Contingent consideration	10

Acquisition cost	$76

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	14
Property, plant and equipment	22
Intangible assets	36
Accounts payable	(4)
Accrued liabilities	(1)

Total fair value of net assets acquired	$76

        Intangible assets acquired consist primarily of developed technology and customer relationships, both of which will be amortized over 15 years. If this acquisition were to have occurred on January 1, 2013, the following estimated pro forma revenues and net loss attributable to our Company would have been reported (dollars in millions):

Pro Forma
Three months ended March 31, 2013 (Unaudited)
Revenues	$2,722
Net loss attributable to Huntsman International	22

3. BUSINESS COMBINATIONS AND DISPOSITIONS

PERFORMANCE ADDITIVES AND TITANIUM DIOXIDE ACQUISITION

        On September 17, 2013, we entered into a definitive agreement to acquire the Performance Additives and Titanium Dioxide businesses of Rockwood Holdings, Inc. for approximately $1.1 billion in cash, subject to certain purchase price adjustments, and the assumption of certain unfunded pension liabilities estimated at $225 million as of June 30, 2013. The transaction remains subject to regulatory approvals and customary closing conditions and is expected to close during the first half of 2014.

OXID ACQUISITION

        On August 29, 2013, we completed the Oxid Acquisition. The acquisition cost of approximately $76 million consisted of cash payments of approximately $66 million and contingent consideration of $10 million. The contingent consideration relates to an earn-out agreement which will be paid over two years if certain conditions are met. The acquired business has been integrated into our Polyurethanes segment. Transaction costs charged to expense related to this acquisition were not significant.

        We have accounted for the Oxid Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The preliminary allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Cash paid for acquisition	$66
Contingent consideration	10

Acquisition cost	$76

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	14
Property, plant and equipment	22
Intangible assets	36
Accounts payable	(4)
Accrued liabilities	(1)

Total fair value of net assets acquired	$76

        The acquisition cost allocation is preliminary pending final determination of the fair value of assets acquired and liabilities assumed, including final valuation of property, plant and equipment and intangible assets. For purposes of this preliminary allocation of fair value, we have assigned any excess of the acquisition cost of historical carrying values to intangible assets and no amounts have been allocated to goodwill. It is possible that changes to this allocation could occur.

        If this acquisition were to have occurred on January 1, 2011, the following estimated pro forma revenues and net income attributable our Company (unaudited) would have been reported (dollars in millions):

	Pro Forma
	Year ended December 31,
	2013	2012	2011
	(unaudited)
Revenues	$11,142	$11,269	$11,294
Net income attributable to Huntsman International	133	371	252

SALE OF STEREOLITHOGRAPHY RESIN AND DIGITALIS® MACHINE MANUFACTURING BUSINESSES

        On November 1, 2011, our Advanced Materials division completed the sale of its stereolithography resin and Digitalis® machine manufacturing businesses to 3D Systems Corporation for $41 million in cash. The stereolithography business produced products that are used primarily in three-dimensional part building systems. The Digitalis® business is a stereolithography rapid manufacturing system that we were developing. In connection with this sale, we recognized a pre-tax gain in the fourth quarter of 2011 of $34 million which was reflected in other operating income in our consolidated statements of operations and comprehensive income (loss). We also derecognized $2 million of goodwill that was allocated to these businesses.

TEXTILE EFFECTS ACQUISITION

        On June 30, 2006, we acquired Ciba's textile effects business and accounted for the Textile Effects Acquisition using the purchase method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed and determined the excess of fair value of net assets over cost. Because the fair value of the acquired assets and liabilities assumed exceeded the purchase price, the value of the long-lived assets acquired was reduced to zero. Accordingly, no basis was assigned to property, plant and equipment or any other non-current nonfinancial assets and the remaining excess was recorded as an extraordinary gain. During 2012 and 2011, we recorded an additional extraordinary gain on the acquisition of $2 million and $4 million, respectively, related to settlement of contingent purchase price consideration, the reversal of accruals for certain restructuring and employee termination costs recorded in connection with the Textile Effects Acquisition and a reimbursement by Ciba of certain costs pursuant to the acquisition agreements.